Property and equipment, net	12 Months Ended
Dec. 31, 2014
Property and equipment, net
Property and equipment, net

5.Property and equipment, net

	As of December 31,
	2013	2014
	RMB	RMB	US$
Office furniture and equipment	9,792	33,112	5,337
Office computer equipment	22,538	56,089	9,040
Servers and network equipment	39,473	84,219	13,574
Software	9,613	17,030	2,745
Digital locks	—	4,551	733
Leasehold improvements	13,620	55,811	8,995

Total	95,036	250,812	40,424
Accumulated depreciation	(49,346)	(101,505)	(16,360)

Property and equipment, net	45,690	149,307	24,064

Depreciation expenses for the years ended December 31, 2012, 2013 and 2014 were RMB16,876, RMB22,735 and RMB52,048 (US$8,389), respectively.